PGIM S&P 500 Max Buffer ETF - May
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 105.7%
Affiliated Mutual Fund 1.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $94,725)(wb)	94,725	$94,725
Options Purchased*~ 103.9%
(cost $5,507,050)		5,586,963

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 105.7% (cost $5,601,775)		5,681,688
Option Written*~ (5.7)%
(premiums received $281,150)		(304,161)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $5,320,625)		5,377,527
Liabilities in excess of other assets (0.0)%		(2,278)

Net Assets 100.0%		$5,375,249

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/27	$14.37		74		7	$5,389,342
State Street SPDR S&P 500 ETF Trust	Put	04/30/27	$718.66		74		7	197,621
Total Options Purchased (cost $5,507,050)								$5,586,963
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/27	$768.68		74		7	$(304,161)
(premiums received $281,150)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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